Depreciation and amortization	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Depreciation and amortization
12	Depreciation and amortization

	2021 RMB million	2020 RMB million	2019 RMB million
Depreciation of property, plant and equipment	8,835	8,824	9,029
Depreciation of right-of-use assets	14,888	15,388	15,263
Other amortization	518	378	328

	24,241	24,590	24,620